Warner Norcross & Judd LLP
Attorneys at Law
900 Fifth Third Center
111 Lyon Street, N.W.
Grand Rapids, Michigan 49503-2487

Telephone (616) 752-2000
Fax (616) 752-2500

May 19, 2006

EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Spartan Stores, Inc.
Commission File No. 000-31127
Form 10-K

Dear Sir or Madam:

                    Transmitted with this letter is a copy of an annual report on Form 10-K for the period ended March 25, 2006, on behalf of Spartan Stores, Inc. ("Spartan Stores").

                    This filing is transmitted electronically through the EDGAR system and is subject to Regulation S-T. Pursuant to Rule 309, only one copy of this electronically formatted document is transmitted.

                    This firm has on file a manually signed counterpart of each signed document that appears in electronic format in the filing. We hereby undertake, on behalf of Spartan Stores, to retain the signed documents for a period of five years and to furnish any signed document to the Commission upon request.

                    If the Commission has any comments or requires any further information, please call me at (616) 752-2752.

Very truly yours, /s/ Gordon R. Lewis Gordon R. Lewis